SEC File No. 033-73140

                         PILGRIM VARIABLE PRODUCTS TRUST

                        Supplement dated January 3, 2002
                   to the Statement of Additional Information
                                dated May 1, 2001

On August 7, 2001, the Board of Trustees of Pilgrim Variable Products Trust adopted a resolution to remove certain non-fundamental investment restrictions from the Statement of Additional Information for Pilgrim Variable Products Trust. The removal of the restrictions is effective as of December 1, 2001.

PILGRIM VP SMALLCAP OPPORTUNITIES PORTFOLIO
PILGRIM VP GROWTH + VALUE PORTFOLIO
PILGRIM VP RESEARCH ENHANCED INDEX PORTFOLIO
PILGRIM VP HIGH YIELD BOND PORTFOLIO

Page 3 of the SAI is revised by deleting the following text:

     1. [A Portfolio may not] Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Portfolio may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Portfolio are registered; and provided further that the Portfolios may invest all of their assets in the securities or beneficial interests of a singly pooled investment fund having substantially the same objectives, policies and limitations as the Portfolio;

     2. [A Portfolio may not] Make an investment for the purpose of exercising control or management; or

     3. [A Portfolio may not] Invest more than 15% of its net assets (determined at the time of investment) in illiquid securities, including securities subject to legal or contractual restrictions on resale (which may include private placements and those 144A securities for which the Trustees, pursuant to procedures adopted by the Portfolio, have determined there is no liquid secondary market), repurchase agreements maturing in more than seven days, options traded over the counter that a Portfolio has purchased, securities being used to cover options a Portfolio has written, securities for which market quotations are not readily-available, or other securities which legally or in the Adviser's or Trustees' opinion may be deemed illiquid.

And replacing it with the following text:

     1. [A Portfolio may not] Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Portfolio may purchase shares of other investment companies subject to such restrictions as may be imposed by
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          the 1940 Act and rules thereunder or by any state in which shares of the Portfolio are registered; and provided further that the Portfolios may invest all of their assets in the securities or beneficial interests of a singly pooled investment fund having substantially the same objectives, policies and limitations as the Portfolio; or

     2. [A Portfolio may not] Invest more than 15% of its net assets (determined at the time of investment) in illiquid securities, including securities subject to legal or contractual restrictions on resale (which may include private placements and those 144A securities for which the Trustees, pursuant to procedures adopted by the Portfolio, have determined there is no liquid secondary market), repurchase agreements maturing in more than seven days, options traded over the counter that a Portfolio has purchased, securities being used to cover options a Portfolio has written, securities for which market quotations are not readily-available, or other securities which legally or in the Adviser's or Trustees' opinion may be deemed illiquid.

PILGRIM VP INTERNATIONAL VALUE PORTFOLIO

Page 4 of the SAI is revised by deleting the following text:

     1. [The Portfolio may not] Make short sales of securities or maintain a short position, except for short sales against the box;

     2. [The Portfolio may not] Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

     3. [The Portfolio may not] Write put or call options, except that the Portfolio may (i) write covered call options on individual securities and on stock indices; (ii) purchase put and call options on securities which are eligible for purchase by the Portfolio and on stock indices; and (iii) engage in closing transactions with respect to its options writing and purchases, in all cases subject to applicable federal and state laws and regulations;

     4. [The Portfolio may not] Purchase any security if as a result the Portfolio would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Portfolio reserves the right to invest all of its assets in a class of voting securities of another investment company;

     5. [The Portfolio may not] Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law; or

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     6.   [The Portfolio may not] Invest more than 15% of its net assets in illiquid securities.

And replacing it with the following text:

     1. [The Portfolio may not] Purchase any security if as a result the Portfolio would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Portfolio reserves the right to invest all of its assets in a class of voting securities of another investment company;

     2. [The Portfolio may not] Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law; or

     3. [The Portfolio may not] Invest more than 15% of its net assets in illiquid securities.


PILGRIM VP MAGNACAP PORTFOLIO

Page 5 of the SAI is revised by deleting the following text:

     The following policies are non-fundamental and may be changed without shareholder approval.

     1. The Portfolio will limit its investments in warrants, valued at the lower of cost or market, to 5% of its net assets. Included within that amount, but not to exceed 2% of the Portfolio's net assets, may be warrants that are not listed on the New York Stock Exchange;

     2. The Portfolio will not invest in "restricted securities" which cannot in the absence of an exemption be sold without an effective registration statement under the Securities Act of 1933, as amended;

     3. The Portfolio will not engage in the purchase or sale of real estate or real estate limited partnerships;

     4. The Portfolio will not make loans to other persons unless collateral values are continuously maintained at no less than 100% by "marking to market" daily;

     5. The Portfolio may not invest more than 5% of its total assets in securities of companies which, including predecessors, have not had a record of at least three years of continuous operations, and may not invest in any restricted securities;

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
     6. The Portfolio will not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

And replacing it with the following text:

     The following policy is non-fundamental and may be changed without shareholder approval.

     1. The Portfolio will not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

PILGRIM VP GROWTH OPPORTUNITIES PORTFOLIO

Pages 6-7 of the SAI are revised by deleting the following text:

     1. [The Portfolio may not] Borrow money except in conformity with the limits set forth in the 1940 Act; not withstanding the foregoing, short-term credits necessary for settlements of securities transactions are not considered borrowings;

     2. [The Portfolio may not] Purchase securities of any issuer with a record of less than 3 years of continuous operations, including predecessors, except U.S. government securities and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Portfolio in all such issuers to exceed 5% of the total assets of the Portfolio taken at market value;

     3. [The Portfolio may not] Purchase securities on margin, except the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities (the deposit or payment by the Portfolio of initial or maintenance margin in connection with futures contracts or related options is not considered the purchase of a security on margin);

     4. [The Portfolio may not] Write put and call options, unless the options are covered and the Portfolio invests through premium payments no more than 5% of its total assets in options transactions, other than options on futures contracts;

     5. [The Portfolio may not] Purchase and sell futures contracts and options on futures contracts, unless the sum of margin deposits on all futures contracts held by the Portfolio, and premiums paid on related options held by the Portfolio, does not exceed more than 5% of the Portfolio's total assets, unless the transaction meets certain "bona fide hedging" criteria (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5%);

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     6.   [The Portfolio may not] Invest in interests in oil, gas or other mineral exploration or development programs (although it may invest in issuers that own or invest in such interests);

     7. [The Portfolio may not] Purchase securities of any investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; or

     8. [The Portfolio may not] Make short sales, unless, by virtue of its ownership of other securities, the Portfolio has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions.

And replacing it with the following text:

     1. [The Portfolio may not] Borrow money except in conformity with the limits set forth in the 1940 Act; not withstanding the foregoing, short-term credits necessary for settlements of securities transactions are not considered borrowings; or

     2. [The Portfolio may not] Purchase securities of any investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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